Assets and liabilities classified as held for sale - Additional Information (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Holiday Inn Melbourne Airport [member] | EMEAA [member]
Assets and liabilities classified as held for sale [line items]
Disposal group net assets disposed consideration receivable	$ 2